Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—93.7%
		Alabama—1.6%
$ 2,300,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.930%, 6/1/2026	$ 2,300,000
4,600,000		UAB St. Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.770%, Optional Tender 7/9/2026	4,600,000
1,000,000		Walker County, AL Economic and IDA (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 2.900%, 6/1/2026	1,000,000
		TOTAL	7,900,000
		Arizona—0.8%
4,000,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 2.950%, Mandatory Tender 8/3/2026	4,000,000
		Arkansas—0.9%
2,150,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 1.800%, 6/3/2026	2,150,000
2,130,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.770%, 6/3/2026	2,130,000
		TOTAL	4,280,000
		California—11.0%
4,500,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 2.950%, Mandatory Tender 10/1/2026	4,495,520
3,250,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2026A), 2.800%, Mandatory Tender 6/15/2026	3,249,406
2,000,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.850%, Mandatory Tender 6/1/2026	2,000,000
7,000,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 3.450%, Mandatory Tender 12/1/2026	7,017,353
3,500,000		California PCFA (Republic Services, Inc.), (Series 2023), 2.875%, Mandatory Tender 8/17/2026	3,497,076
6,000,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	6,000,000
7,100,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6023) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	7,100,000
9,800,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.020%, 6/1/2026	9,800,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	1,445,000
9,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	9,000,000
		TOTAL	53,604,355
		Colorado—0.2%
805,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2026	814,175
		District of Columbia—0.1%
675,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2026	680,006
		Florida—4.0%
12,900,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.650%, 6/4/2026	12,900,000
5,000,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2018A), (Waste Management Holdings, Inc. GTD), 4.000%, Mandatory Tender 7/1/2026	5,003,856
235,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 1.670%, 6/3/2026	235,000
1,020,000		Sumter County, FL IDA (American Cement Co. LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.800%, 6/4/2026	1,020,000
		TOTAL	19,158,856
		Georgia—6.4%
3,700,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 2.950%, 6/1/2026	3,700,000
17,030,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 2.950%, 6/1/2026	17,030,000
3,100,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 2.930%, 6/1/2026	3,100,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$ 1,320,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 1.610%, 6/4/2026	$ 1,320,000
3,800,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 2.930%, 6/1/2026	3,800,000
2,000,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 2.950%, 6/1/2026	2,000,000
		TOTAL	30,950,000
		Hawaii—0.4%
2,000,000		Hawaii State Airports System, (Series 2025-XF1951) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.430%, 6/1/2026	2,000,000
		Illinois—5.0%
3,260,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 6/1/2026	3,260,000
4,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2024D), 5.000%, 1/1/2027	4,048,153
5,565,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 1.790%, 6/4/2026	5,565,000
6,840,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9165) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.000%, 6/1/2026	6,840,000
1,410,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.000%, 6/1/2026	1,410,000
1,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019), 3.450%, Mandatory Tender 11/2/2026	1,000,027
2,000,000		Illinois State, UT GO Bonds (Series 2026C), 5.000%, 4/1/2027	2,035,509
		TOTAL	24,158,689
		Indiana—0.7%
3,500,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 2.900%, Mandatory Tender 6/1/2026	3,500,000
		Iowa—0.2%
780,000		PEFA, Inc., Gas Project Revenue Refunding Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 4/1/2027	789,648
		Kentucky—3.1%
12,000,000		Kentucky Economic Development Finance Authority (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 1.400%, 6/3/2026	12,000,000
400,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 1.680%, 6/5/2026	400,000
2,300,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.900%, 6/1/2026	2,300,000
250,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 3.200%, 6/1/2026	250,000
		TOTAL	14,950,000
		Louisiana—4.6%
20,400,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 2.950%, 6/1/2026	20,400,000
1,250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 1.820%, 6/3/2026	1,250,000
470,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 1.750%, 6/3/2026	470,000
		TOTAL	22,120,000
		Maryland—1.0%
5,000,000		Maryland Health and Higher Educational Facilities Authority (LifeBridge Health Obligated Group), (Series 2026-BAML5071) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.880%, 6/1/2026	5,000,000
		Michigan—1.1%
5,250,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2025G), 5.000%, 12/1/2026	5,300,164
		Missouri—0.4%
1,950,000		St. Louis, MO Lambert International Airport, (Series 2007A), (Assured Guaranty Corp. INS), 5.250%, 7/1/2026	1,953,807
		Montana—0.4%
1,825,000		Montana Board of Housing (Aspen Village Housing Partners, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.900%, Mandatory Tender 12/1/2026	1,823,608
		Multi-State—9.6%
6,005,000		DWS Municipal Income Trust, PUTTERs 3a-7 VMTP (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.870%, 6/4/2026	6,005,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 1,734,000
Federal Home Loan Mortgage Corp. (Multifamily Housing Revenue Bond Pass-Through Certificates), Floater Certificates
(Series M017-A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ),
2.220%, 6/4/2026
			$ 1,734,000
12,400,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 6/1/2026	12,400,000
700,000		Invesco Trust for Investment Grade Municipals, PUTTERs 3a-7 (VMTP 5028) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 6/1/2026	700,000
4,600,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 6/1/2026	4,600,000
5,000,000		National Finance Authority, NH (Invesco Quality Municipal Income Trust), PUTTERs (VMTP Series 2026-5111) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, 6/4/2026	5,000,000
9,300,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 2.020%, 6/1/2026	9,300,000
7,000,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 6/1/2026	7,000,000
		TOTAL	46,739,000
		New Hampshire—0.4%
2,095,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.870%, Optional Tender 9/10/2026	2,095,000
		New Jersey—11.6%
1,902,000		Absecon, NJ BANs, 3.500%, 12/22/2026	1,904,572
1,575,000		Allamuchy Township, NJ BANs, 4.000%, 4/1/2027	1,579,716
2,055,000		Barnegat Light, NJ, (Series A) BANs, 3.750%, 4/22/2027	2,056,866
1,469,344		Chester Borough, NJ BANs, 4.500%, 10/9/2026	1,471,167
2,248,700		Dunellen, NJ BANs, 3.750%, 4/5/2027	2,259,933
1,368,650		East Orange, NJ BANs, 3.500%, 9/23/2026	1,369,165
1,508,000		Emerson, NJ BANs, 3.750%, 7/24/2026	1,508,479
1,151,159		Glen Gardner Borough, NJ BANs, 4.000%, 4/27/2027	1,155,174
1,738,000		Hanover Township, NJ BANs, 4.750%, 9/25/2026	1,739,429
1,034,452		Hillside Township, NJ BANs, 3.500%, 3/4/2027	1,034,356
2,680,000		Kearny, NJ BANs, 3.250%, 3/22/2027	2,679,182
1,888,000		Little Falls Township, NJ BANs, 3.750%, 9/18/2026	1,887,456
1,822,488		Lopatcong Township, NJ BANs, 3.250%, 3/25/2027	1,822,243
1,325,250		Mansfield Township, NJ BANs, 3.500%, 9/29/2026	1,324,925
2,000,000		Netcong, NJ BANs, 4.100%, 7/2/2026	2,000,586
3,000,000		New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	3,000,173
1,000,000		New Milford, NJ BANs, 3.500%, 12/11/2026	1,002,106
892,117		Oxford Township, NJ BANs, 4.000%, 4/20/2027	897,917
1,500,000		Ridgefield Park, NJ BANs, 3.750%, 4/2/2027	1,504,927
1,789,000		River Edge, NJ BANs, 3.750%, 6/17/2026	1,789,227
3,619,000		Riverside Township, NJ, (Series A) BANs, 3.250%, 10/30/2026	3,619,741
1,940,020		Robbinsville Township, NJ, (Series B) BANs, 4.000%, 7/8/2026	1,941,695
1,675,712		Rockaway Borough, NJ BANs, 4.000%, 7/16/2026	1,676,031
1,361,125		Roseland, NJ BANs, 3.400%, 6/4/2026	1,361,126
1,887,300		Roxbury Township, NJ BANs, 3.750%, 2/26/2027	1,888,372
1,443,267		Stillwater Township, NJ BANs, 5.000%, 9/11/2026	1,445,291
3,009,625		Sussex, NJ BANs, 4.000%, 7/17/2026	3,012,670
2,654,920		West Wildwood, NJ BANs, 3.250%, 2/19/2027	2,653,103
1,484,000		Westwood, NJ BANs, 4.250%, 6/25/2026	1,484,517
3,035,000		Winslow Township, NJ BANs, 3.500%, 2/19/2027	3,044,562
		TOTAL	56,114,707
		New York—11.4%
2,286,306		Bolivar-Richburg, NY CSD BANs, 3.750%, 6/25/2026	2,286,903

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 2,760,980		Crown Point, NY CSD BANs, 3.750%, 7/10/2026	$ 2,762,055
2,700,000		Dutchess County, NY Water & Wastewater Authority BANs, 4.000%, 8/21/2026	2,699,940
1,500,000		Gilbertsville-Mount Upton, NY CSD BANs, 4.000%, 6/26/2026	1,500,655
2,650,000		Lowville, NY CSD BANs, 4.000%, 6/26/2026	2,651,271
1,844,000		Morristown, NY CSD BANs, 3.350%, 7/29/2026	1,844,397
3,000,000		Mount Morris, NY CSD BANs, 3.750%, 6/24/2026	3,001,146
2,400,000		New York City, NY Municipal Water Finance Authority, Fiscal 2023 (Subseries BB-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.850%, 6/1/2026	2,400,000
5,000,000		New York City, NY, (Series 2019 D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.850%, 6/1/2026	5,000,000
9,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.020%, 6/1/2026	9,900,000
2,000,000		Oakfield-Alabama, NY CSD BANs, 3.750%, 7/8/2026	2,000,970
2,500,000		Oxford Academy and CSD, NY, (Series B) BANs, 3.750%, 7/3/2026	2,500,879
1,000,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2018-207), 5.000%, 9/15/2026	1,006,430
1,000,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2021-226), 5.000%, 10/15/2026	1,008,351
1,600,000		Remsen, NY CSD BANs, 3.750%, 6/25/2026	1,600,353
1,500,000		Sherrill, NY City School District RANs, 3.750%, 6/18/2026	1,500,320
2,700,000		Warsaw, NY CSD BANs, 3.750%, 6/25/2026	2,701,077
1,265,954		Warwick, NY, (Series C) BANs, 3.500%, 11/20/2026	1,266,540
3,000,000		Watertown, NY Enlarged City School District RANs, 3.250%, 10/9/2026	3,001,701
1,835,000		Westmoreland, NY CSD BANs, 3.500%, 6/26/2026	1,835,558
3,000,000		Yonkers, NY BANs, 3.500%, 12/3/2026	3,004,045
		TOTAL	55,472,591
		North Carolina—3.3%
2,100,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.850%, 6/1/2026	2,100,000
10,000,000		Cumberland County, NC Industrial Facilities & Pollution Control Financing Authority (Project Aero), (Series 2025), (United States Treasury COL), 3.125%, Mandatory Tender 12/1/2026	9,986,787
2,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.800%, 6/3/2026	2,200,000
1,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 1.800%, 6/3/2026	1,700,000
		TOTAL	15,986,787
		Ohio—1.6%
1,250,000		Belmont County, OH BANs, 4.500%, 8/11/2026	1,253,036
2,000,000		Broadview Heights City, OH BANs, 4.375%, 10/22/2026	2,009,961
1,450,000		Logan County, OH BANs, (Ohio State GTD), 4.125%, 8/4/2026	1,452,372
2,545,000		Newark, OH BANs, 4.000%, 11/4/2026	2,555,017
500,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	500,000
		TOTAL	7,770,386
		Oklahoma—1.7%
5,100,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series A) Weekly VRDNs, 1.750%, 6/3/2026	5,100,000
3,150,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	3,158,920
		TOTAL	8,258,920
		Pennsylvania—1.5%
700,000		Allegheny County, PA Airport Authority, (Series 2025-XM1248) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.070%, 6/1/2026	700,000
2,750,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019 B-2), 3.250%, Mandatory Tender 7/15/2026	2,749,876
4,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 3.875%, Mandatory Tender 8/3/2026	4,006,117
		TOTAL	7,455,993

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—2.4%
$ 3,375,000		Blount County, TN Public Building Authority (Knox County, TN), (Series D-3-A) Daily VRDNs, (Bank of America N.A. LIQ), 2.850%, 6/1/2026	$ 3,375,000
8,465,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 1.700%, 6/3/2026	8,465,000
		TOTAL	11,840,000
		Texas—7.4%
900,000		Austin, TX Department of Aviation, Airport System Revenue Refunding Bonds (Series 2025), 5.000%, 11/15/2026	907,755
5,790,000		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), (Series 2024-XF3256) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	5,790,000
2,500,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2018C), 5.000%, 7/1/2026	2,503,560
1,120,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	1,120,000
5,200,000		New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), (Series 2025C) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.800%, 6/1/2026	5,200,000
3,400,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 3.000%, 6/1/2026	3,400,000
2,150,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 1.700%, 6/3/2026	2,150,000
14,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 1.770%, 6/3/2026	14,000,000
400,000		Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Revenue Bonds (Series 2025), (Bank of America Corp. GTD), 5.000%, 1/1/2027	403,752
235,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 1.500%, 6/3/2026	235,000
		TOTAL	35,710,067
		West Virginia—0.9%
4,500,000		West Virginia EDA Solid Waste Disposal Facilities (Nucor Steel West Virginia LLC), (Series 2025A-1) Weekly VRDNs, (Nucor Corp. GTD), 1.850%, 6/3/2026	4,500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $454,935,378)	454,926,759
		MUNICIPAL BONDS—6.3%
		Alabama—0.4%
1,750,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026A), (PNC Bank, N.A. GTD), 5.000%, 12/1/2027	1,785,737
		California—0.2%
1,000,000		California HFA (CRP Pinnacle Pass, LP), Multifamily Housing Revenue Bonds (Series 2026P-1), (United States Treasury GTD), 2.950%, Mandatory Tender 3/1/2028	1,000,268
		Florida—0.9%
2,100,000		Florida Housing Finance Corp. (Citrus Glen Preservation, Ltd.), Multifamily Mortgage Revenue Bonds (Series 2025AA-2), (United States Treasury GTD), 3.100%, Mandatory Tender 1/1/2028	2,101,726
2,250,000		Polk County, FL HFA (Cypress Oaks Preservation, Ltd.), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 12/1/2027	2,253,031
		TOTAL	4,354,757
		Illinois—0.5%
1,385,000		Illinois State, UT GO Bonds (Series 2020B), 5.000%, 10/1/2027	1,423,693
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2022B), 5.000%, 3/1/2028	1,036,585
		TOTAL	2,460,278
		Michigan—1.3%
1,500,000		Michigan State Housing Development Authority (Flats Phase II Ltd. Dividend Housing Association, LLC), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 3.000%, Mandatory Tender 11/1/2028	1,500,380
4,700,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2025G), 5.000%, 12/1/2027	4,837,471
		TOTAL	6,337,851
		New Jersey—0.3%
1,651,895		Delanco Township, NJ BANs, 3.750%, 6/2/2027	1,663,862
		North Carolina—0.3%
1,500,000		Chapel Hill, NC (Elliott Chase Housing Partners, LP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 3.100%, Mandatory Tender 10/1/2027	1,503,540

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—0.1%
$ 365,000	Hamilton County, OH (Christ Hospital ), Healthcare Facilities Improvement and Refunding Revenue Bonds (Series 2026), 5.000%, 6/1/2027	$ 372,366
	Oklahoma—0.3%
1,525,000	Oklahoma HFA (Villages at A New Leaf II, LP), Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.400%, Mandatory Tender 7/1/2027	1,531,417
	Pennsylvania—0.4%
1,698,000	Pennsylvania HFA (B’nai B’rith House of Reading, LLC), Multifamily Housing Development Bonds (Series 2025B), (United States Treasury GTD), 3.150%, Mandatory Tender 9/1/2027	1,699,698
	Tennessee—1.1%
3,175,000	McMinnville-Warren County, TN IDB (Beersheba III, LP), Multifamily Housing Bonds (Series 2025), (United States Treasury GTD), 2.750%, Mandatory Tender 9/1/2027	3,166,975
2,150,000	Memphis, TN Health, Educational and Housing Facility Board (APP Surrey Partners, LLLP), Multifamily Housing Bonds (Series 2026), (United States Treasury GTD), 2.750%, Mandatory Tender 4/1/2028	2,137,810
	TOTAL	5,304,785
	Texas—0.1%
380,000	Austin, TX Department of Aviation, Airport System Revenue Refunding Bonds (Series 2025), 5.000%, 11/15/2027	390,725
	West Virginia—0.4%
1,950,000	West Virginia Housing Development Fund (Rivermont Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 2/1/2028	1,952,394
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $30,355,757)	30,357,678
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $485,291,135)	485,284,437
	OTHER ASSETS AND LIABILITIES - NET—0.0%[2]	131,949
	NET ASSETS—100%	$485,416,386
Securities that are subject to the federal alternative minimum tax (AMT) represent 35.0% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes